Long-Term Debt	12 Months Ended
Aug. 31, 2020
Long-Term Debt [Abstract]
Long-Term Debt
13. LONG-TERM DEBT
		2020			2019
	Effectiveinterestrates	Long-termdebt atamortizedcost (1)	Adjustmentfor finance costs (1)	Long-termdebtrepayableat maturity	Long-termdebt atamortizedcost (1)	Adjustmentfor finance costs (1)	Long-termdebtrepayableat maturity
	%	$	$	$	$	$	$
Corporate
Cdn fixed rate senior notes-
5.65% due October 1, 2019	5.69	-	-	-	1,250	-	1,250
5.50% due December 7, 2020	5.55	-	-	-	499	1	500
3.15% due February 19, 2021	3.17	-	-	-	299	1	300
3.80% due November 2, 2023	3.80	498	2	500	498	2	500
4.35% due January 31, 2024	4.35	499	1	500	498	2	500
3.80% due March 1, 2027	3.84	298	2	300	298	2	300
4.40% due November 2, 2028	4.40	496	4	500	496	4	500
3.30% due December 10, 2029	3.41	495	5	500	-	-	-
2.90% due December 9, 2030	2.92	496	4	500	-	-	-
6.75% due November 9, 2039	6.89	1,421	29	1,450	1,420	30	1,450
4.25% due December 9, 2049	4.33	296	4	300	-	-	-
		4,499	51	4,550	5,258	42	5,300
Other
Burrard Landing Lot 2 Holdings Partnership	Various	49	-	49	50	-	50
Total consolidated debt		4,548	51	4,599	5,308	42	5,350
Less current portion (2)		1	-	1	1,251	1	1,252
		4,547	51	4,598	4,057	41	4,098
(1) Long-term debt is presented net of unamortized discounts and finance costs.
(2) Current portion of long-term debt includes amounts due within one year in respect of senior notes due October 1, 2019 and the Burrard Landing loans.

Corporate

Bank loans

During 2012, a syndicate of banks provided the Company with an unsecured $1 billion credit facility which includes a maximum revolving term or swingline facility of $50. During 2016, the Company elected to increase its borrowing capacity by $500 under the terms of the amended facility.

On November 21, 2019, the Company amended the terms of its bank credit facility to extend the maturity date to December 2024. The facility can be used for working capital and general corporate purposes.

Funds are available to the Company in both Canadian and US dollars. At August 31, 2020, $3 (2019 – $3) has been drawn as committed letters of credit against the revolving term facility. Interest rates fluctuate with Canadian prime and bankers’ acceptance rates, US bank base rates and LIBOR rates. Excluding the revolving term facility, the effective interest rate on actual borrowings under the credit facility during 2020 was 2.81% (2019 – nil). The effective interest rate on the revolving term facility for 2020 was 4.05% (2019 – nil).

Senior notes

The senior notes are unsecured obligations and rank equally and ratably with all existing and future senior indebtedness. The fixed rate notes are redeemable at the Company’s option at any time, in whole or in part, prior to maturity at 100% of the principal amount plus a make-whole premium.

On October 1, 2019, the Company repaid $1,250 of 5.65% senior notes at their maturity.

On December 9, 2019, the Company issued $800 of senior notes, consisting of $500 principal amount of 3.30% senior notes due 2029 and $300 principal amount of 4.25% senior notes due 2049. The net proceeds of the offering of $792, along with cash on hand, were used to fund the redemption of the $500 principal amount of 5.50% senior notes due 2020 and the $300 principal amount of 3.15% senior notes due 2021.

On December 24, 2019, the Company redeemed the $500 principal amount of 5.50% senior notes due December 7, 2020 and the $300 principal amount of 3.15% senior notes due February 19, 2021. In conjunction with the redemption, the Company paid make whole premiums of $17 and accrued interest of $5.

On April 22, 2020, the Company issued $500 principal amount of senior notes at a rate of 2.90% due December 9, 2030.

Other

Burrard Landing Lot 2 Holdings Partnership

The Company has a 33.33% interest in the Partnership which built the Shaw Tower project with office/retail space and living/working space in Vancouver, BC. In the fall of 2004, the commercial construction of the building was completed and at that time, the Partnership issued ten year 6.31% secured mortgage bonds in respect of the commercial component of the Shaw Tower. In February 2014, the Partnership refinanced its debt. The Partnership received a mortgage loan and used the proceeds to prepay the outstanding balance of the previous mortgage and loan excess funds to each of its partners. The mortgage loan matures on November 1, 2024 and bears interest at 4.683% compounded semi-annually with interest only payable for the first five years. Interest and principal payments commenced on April 1, 2019. The mortgage loan is collateralized by the property and the commercial rental income from the building with no recourse to the Company.

In February 2018, the Partnership received an additional mortgage loan of $30 and used the proceeds to loan excess funds to each of its partners, of which the Company received $10. The additional loan matures on November 1, 2024 and bears interest at 4.14% compounded semi-annually. Monthly mortgage payments consist of both principal and interest components.

Debt covenants

The Company and its subsidiaries have undertaken to maintain certain covenants in respect of the credit agreements and trust indentures described above. The Company and its subsidiaries were in compliance with these covenants at August 31, 2020.

Long-term debt repayments

Mandatory principal repayments on all long-term debt in each of the next five years and thereafter are as follows:

$
2021	1
2022	1
2023	1
2024	1,001
2025	45
Thereafter	3,550
4,599

Interest expense
	2020	2019
	$	$
Interest expense – long-term debt	224	280
Amortization of senior notes discounts	1	1
Interest income – short-term (net)	(7)	(29)
Interest on lease liabilities (note 14)	44	-
Interest expense – other	12	6
	274	258